Borrowings (Long-term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term commercial paper borrowings	$ 498.9	$ 2,696.8
0.15 to 7.13 percent long-term notes (due 2019-2047)	9,640.8	10,756.7
Other long-term debt	10.1	13.0
Unamortized debt issuance costs	(28.4)	(49.0)
Fair value adjustment on hedged long-term notes	177.2	229.0
Total debt	10,298.6	13,646.5
Less current portion	(1,102.2)	(3,706.5)
Long-term debt	$ 9,196.4	$ 9,940.0